Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 20,677,076	₩ 17,291,726
Financial liabilities	(16,092,096)	(14,601,638)
Financial asset and liabilities	4,584,980	2,690,088
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (6,427,133)	₩ (6,635,644)